STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest and dividend income
Interest and fees on loans	$ 13,202	$ 10,543	$ 25,543	$ 19,853
Interest and dividends on investment securities	2,348	2,294	4,648	4,607
Interest on deposits in other banks	336	317	941	630
Total interest and dividend income	15,886	13,154	31,132	25,090
Interest expense
Deposits	2,785	1,417	5,280	1,972
Borrowed funds	2,163	624	4,034	813
Total interest expense	4,948	2,041	9,314	2,785
Net interest income	10,938	11,113	21,818	22,305
Provision (benefit) for credit losses	275		520	(376)
Net interest income after provision (benefit) for credit losses	10,663	11,113	21,298	22,681
Non-interest income
Service charges and fee income from deposit accounts	788	937	1,521	1,674
Gain on sales of mortgage loans	3,459	3,377	6,766	6,726
Gain (loss) on sales and disposal of assets		(9)		(1)
Gain on sales of available for sale securities	219		308	203
Gain on sales of mortgage servicing rights	2,251		2,251
Other non-interest income	544	1,060	1,128	2,136
Total non-interest income	7,261	5,365	11,974	10,738
Non-interest expenses
Salaries and employee benefits	10,387	10,867	20,470	21,010
Occupancy and equipment	2,049	2,014	4,078	4,021
Directors' fees	143	197	304	395
Data processing	1,329	1,127	2,699	2,227
Advertising and marketing	691	481	1,228	854
Mortgage servicing rights amortization	145	533	304	1,059
Hedging activity, net	(38)	(332)	(131)	(5)
Other general and administrative	2,126	2,106	4,265	4,153
Total non-interest expenses	16,832	16,993	33,217	33,714
Net income (loss) before income taxes	1,092	(515)	55	(295)
Income tax expense (benefit)	243	(177)	13	(186)
Net income (loss)	$ 849	$ (338)	$ 42	$ (109)